Description of Organization, Business Operations and Going Concern (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 14, 2023	Mar. 15, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2023
Description of Organization, Business Operations and Going Concern [Line Items]
Additional shares (in Shares)			2,850,000		2,850,000
Merger agreement, description							(i) 5,000,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $12.50 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 7,500,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $15.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 10,000,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $25.00 per share (subject to any adjustment pursuant to the Merger Agreement).
Offering price per unit (in Dollars per share)			$ 2		$ 2
Percentage of fair market value							80.00%
Contributed amount									$ 1,235,000
Price of public share (in Dollars per share)									$ 0.1
Additional contributed amount							$ 125,000
Special meeting extension							$ 750,000
Aggregate of common stock (in Shares)							8,430,383
Cash withdrawal from trust account							$ 89,038,494
Equity adjustment							900,000
Redeem an aggregate (in Shares)	1,625,876
Redeeming stockholders	$ 17,834,235						17,834,235
Net loss							5,300,000
Net cash used in operating activities					$ (5,677,192)	$ (3,298,947)
Cash and cash equivalents							1,000
Percentage of excise tax								1.00%
Excise tax							900,000
Net loss			$ (6,636,679)	$ (1,437,494)	(14,384,526)	(4,211,621)	(19,775,602)	$ 593,905
Change in the fair value of derivative liabilities			(7,232,835)		(24,017,035)		18,483,096
Issuance of common stock and warrants			9,654,799		27,475,797
Cash and cash equivalents			$ 1,188,657	$ 1,951	$ 1,188,657	$ 1,951	$ 780	$ 621,575
Private Placement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate warrant shares (in Shares)							5,000,000
Generating gross proceeds							$ 5,000,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)								5,405,000
Aggregate warrant shares (in Shares)							5,000,000
Price per warrant shares (in Dollars per share)							$ 1
Generating gross proceeds							$ 5,000,000
Sale of private placement warrant (in Shares)							5,405,000
Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Merger agreement, description					(i) 5,000,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is thirty (30) days following the closing date of the Transactions (the “Closing Date”) until the second anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $12.50 per share (subject to any adjustment pursuant to the Merger Agreement);(ii) 7,500,000 Earnout Shares if, over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the date that is forty-two (42) months following the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $15.00 per share (subject to any adjustment pursuant to the Merger Agreement); and(iii) 10,000,000 Earnout Shares if over any ten (10) trading days within any thirty (30) trading day period from and after the date that is one hundred eighty (180) days following the Closing Date until the fourth anniversary of the Closing Date, the VWAP of the shares of Solidion’s Class A common stock is greater than or equal to $25.00 per share (subject to any adjustment pursuant to the Merger Agreement).
Issuance of common stock (in Shares)					200,000
Common Stock [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)			466,000
Common Stock [Member] | Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Issuance of common stock (in Shares)					70,000,000
HBC [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Net cash used in operating activities							$ 4,068,302
Net loss							$ (5,324,624)
Business Combination [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Ownership interest to be acquired on post-transaction company							50.00%
Closing Merger Consideration Shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)							70,000,000
Additional shares (in Shares)							22,500,000
Class A common stock subject to possible redemption [Member
Description of Organization, Business Operations and Going Concern [Line Items]
Generating gross proceeds								$ 123,500,000
Generating gross proceeds								$ 3,755,675
Redeeming stockholders	$ 17,834,235						$ 17,834,235
Common Stock [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)					7,000,000
Common Stock [Member] | Merger Agreement [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Issuance of common stock (in Shares)					22,500,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)		11,000,000
Generating gross proceeds		$ 110,000,000
Sale of per unit (in Dollars per share)							$ 10.2
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate consideration shares (in Shares)		1,350,000					12,350,000
Generating gross proceeds		$ 13,500,000
Aggregate warrant shares (in Shares)		405,000
Offering price per unit (in Dollars per share)		$ 10
Price per unit (in Dollars per share)							$ 10
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Aggregate warrant shares (in Shares)		405,000
Price per warrant shares (in Dollars per share)		$ 1
Generating gross proceeds		$ 405,000
Offering price per unit (in Dollars per share)							$ 1
Public Shares [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Public share redemption percentage							100.00%
Going Concern Consideration [Member]
Description of Organization, Business Operations and Going Concern [Line Items]
Net cash used in operating activities							$ 4,100,000